Expense Example {- Fidelity Advisor® Global Equity Income Fund} - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-12 - Fidelity Advisor® Global Equity Income Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Global Equity Income Fund-Class A
Expense Example:
1 year	$ 700
3 years	1,004
5 years	1,337
10 years	2,278
Fidelity Advisor Global Equity Income Fund-Class M
Expense Example:
1 year	502
3 years	858
5 years	1,245
10 years	2,328
Fidelity Advisor Global Equity Income Fund-Class C
Expense Example:
1 year	308
3 years	688
5 years	1,203
10 years	2,425
Fidelity Advisor Global Equity Income Fund - Class I
Expense Example:
1 year	107
3 years	352
5 years	620
10 years	1,385
Class Z
Expense Example:
1 year	92
3 years	321
5 years	576
10 years	$ 1,306